Document and Entity Information	Dec. 11, 2022
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0000864749
Document Type	8-K/A
Document Period End Date	Dec. 11, 2022
Entity Registrant Name	Trimble Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-14845
Entity Tax Identification Number	94-2802192
Entity Address, Address Line One	10368 Westmoor Drive
Entity Address, City or Town	Westminster
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80021
City Area Code	(720)
Local Phone Number	887-6100
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value per share
Trading Symbol	TRMB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	This Amendment No. 1 (this “Amendment”) amends the Current Report on Form 8-K of Trimble Inc. (the “Company”) filed with the Securities Exchange Commission (the “SEC”) on December 12, 2022 (the “Original Current Report”), in which the Company reported, among other events, that the Company and Trimble Trailblazer GmbH, a wholly owned subsidiary of the Company, entered into a Sale and Purchase Agreement (the “Purchase Agreement”) with Spider Investments Luxembourg S.à r.l. (the “Purchase Agreement”). This Amendment is solely for the purpose of (i) filing the Purchase Agreement as a material agreement on Exhibit 2.1 to the Original Current Report and (ii) to revise the exhibit index in Item 9.01 of the Original Current Report to reflect the inclusion of Exhibit 2.1. Except as noted above, this Amendment does not amend, modify or update in any way the disclosures made under Items 1.01 or 7.01 of the Original Current Report. Interested parties should refer to the Original Current Report to review the disclosures made under Items 1.01 and 7.01 and the exhibits previously filed pursuant to Item 9.01.